DIVIDEND	12 Months Ended
Dec. 31, 2013
Dividend [Abstract]
Dividend Disclosure [Text Block]
4. DIVIDEND

On December 6, 2012,   the Company’s Board of Directors has declared cash dividend on its Common Stock, payable in the amount of $0.99 for every one share issued and outstanding as of December 26, 2012, with a distribution date of January 15, 2013.

	2013	2012
Cash dividend
Nil (2012: 9,609,165 outstanding shares at $0.099)	$-	$951,307